Earnings Per Share	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
EARNINGS PER SHARE
3.	EARNINGS PER SHARE

The following table presents a calculation of basic and diluted earnings per share for the years ended December 31, 2011, 2010, and 2009. Earnings per share is computed by dividing net income available to common shareholders by the weighted average number of shares of common stock outstanding. The difference between common shares issued and basic average shares outstanding, for purposes of calculating basic earnings per share, is a result of subtracting unallocated employee stock ownership plan (“ESOP”) shares and unvested restricted stock shares. See Note 17 to these consolidated financial statements for further discussion of stock grants.

	For the Year Ended December 31,
	2011	2010	2009
(Dollars in thousands, except share and per share amounts)
Basic and diluted earnings per share:
Net income (loss)	$11,036	$(8,963)	$17,089
Basic weighted average common shares outstanding	77,075,726	77,593,808	77,693,082
Effect of dilutive securities	155,577	—	30,586

Dilutive weighted average shares outstanding	77,231,303	77,593,808	77,723,668
Net earnings (loss) per share
Basic	$0.14	$(0.12)	$0.22
Diluted	$0.14	$(0.12)	$0.22

For the year ended December 31, 2011, there were 2,086,100 outstanding options and 126,000 restricted stock grants that were anti-dilutive for the earnings per share calculation. For the year ended December 31, 2010, there were 2,001,050 outstanding options and 188,500 restricted stock grants that were anti-dilutive for the earnings per share calculation. There were 143,095 average shares outstanding for the year ended December 31, 2010, which were not included in the computation of diluted earnings per share as the result would have been anti-dilutive under the “if converted” method as the Company was in a net loss position. For the year ended December 31, 2009, there were 1,917,250 outstanding options and 248,000 restricted stock grants that were anti-dilutive for the earnings per share calculation.